Long-Term Debt - Summary of Debt (Parenthetical) (Detail)	9 Months Ended	12 Months Ended	9 Months Ended	12 Months Ended
	Sep. 30, 2013 6.375% Senior Secured Notes due 2019 [Member]	Dec. 31, 2012 6.375% Senior Secured Notes due 2019 [Member]	Sep. 30, 2013 8.75% Senior Notes due 2020 [Member]	Dec. 31, 2012 8.75% Senior Notes due 2020 [Member]	Dec. 31, 2012 Successor [Member] 6.375% Senior Secured Notes due 2019 [Member]	Dec. 31, 2012 Successor [Member] 8.75% Senior Notes due 2020 [Member]	Dec. 31, 2011 Predecessor [Member] Senior Secured Delayed Draw Term Loan [Member]	Dec. 31, 2011 Predecessor [Member] Two Thousand Thirteen Term Loan [Member]
Proforma Debt Instrument [Line Items]
Debt instrument interest rate	6.375%	6.375%	8.75%	8.75%	6.375%	8.75%
Debt instrument maturity year	Dec. 01, 2019	Dec. 01, 2019	Dec. 01, 2020	Dec. 01, 2020	Dec. 01, 2019	Dec. 01, 2020	Dec. 01, 2013	Dec. 01, 2013